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                           MFS(R) Managed Sectors Fund
                            MFS(R) World Growth Fund
                            MFS(R) Cash Reserve Fund
                                MFS(R) Bond Fund
                       MFS(R) World Asset Allocation Fund
                          MFS(R) Limited Maturity Fund
                             MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Special Opportunities Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) Convertible Securities Fund
                        MFS(R) International Growth Fund
                              MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                       MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                       MFS(R) Arkansas Municipal Bond Fund
                            MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                       MFS(R) Research International Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                       MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) New York Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                            MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                       MFS(R) Virginia Municipal Bond Fund
                            MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                          MFS(R) Municipal Income Fund
                         MFS(R) World Total Return Fund
                        MFS(R) Union Standard Equity Fund
                              MFS(R) Utilities Fund
                        MFS(R) Growth Opportunities Fund
                            MFS(R) World Equity Fund
                        MFS(R) Government Securities Fund
                          MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                                MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                          MFS(R) Strategic Income Fund
                          Massachusetts Investors Trust

                 Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.